Note M - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2013	$137,870
2014	92,097

$229,967